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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of Registered
Management Investment Company

Investment Company Act file number:  811-5410

ING Prime Rate Trust

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

C T Corporation System, 101 Federal Street, Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:                                              February 28

Date of reporting period:                                     May 31, 2005

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING Prime Rate Trust

The schedules are not audited.

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited)

Senior Loans*: 190.6%			Bank Loan
			Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Aerospace and Defense: 2.7%
		American Airlines, Inc.	B2	B+
$2,437,500		Revolver, 7.620%-7.820%, maturing June 30, 2009			$2,388,750
997,500		Term Loan, 8.120%-8.280%, maturing December 31, 2010			990,910
		Arinc, Inc.	Ba3	BB
990,000		Term Loan, 5.030%, maturing March 10, 2011			1,001,138
		Ceradyne, Inc.	Ba3	BB-
2,487,500		Term Loan, 5.125%-5.250%, maturing August 18, 2011			2,512,375
		Dyncorp, Inc.	B2	B+
3,000,000		Term Loan, 6.063%, maturing February 11, 2011			3,028,125
		Hexcel Corporation	B2	B+
1,500,000		Term Loan, 4.875%-6.750%, maturing March 01, 2012			1,506,095
		K&F Industries, Inc.	B2	B+
4,750,000		Term Loan, 5.590%-5.670%, maturing November 16, 2012			4,802,449
		Northwest Airlines, Inc.	B1	B+
985,000		Term Loan, 9.830%, maturing November 23, 2010			944,164
1,000,000		Term Loan, 9.470%, maturing November 23, 2010			945,000
		Standard Aero Holdings, Inc.	B2	B+
4,361,538		Term Loan, 5.341%-5.358%, maturing August 20, 2012			4,432,413
		Transdigm, Inc.	B1	B+
1,975,050	(2)	Term Loan, 5.300%, maturing July 22, 2010			1,999,122
		United Air Lines, Inc.	Ba2	BB-
1,980,875		Debtor in Possession Term Loan, 7.500%, maturing September 30, 2005			1,994,905
		Wyle Holdings, Inc.	NR	B+
2,000,000		Term Loan, 5.840%-5.960%, maturing January 28, 2011			2,031,250
					28,576,696
Automobile: 6.9%
		Accuride Corporation	B2	B+
6,467,273		Term Loan, 5.250%-5.500%, maturing January 31, 2012			6,469,970
		Affinia Group, Inc.	B2	BB-
1,995,000		Term Loan, 5.440%, maturing November 30, 2011			1,970,063
		Aftermarket Technology Corporation	Ba3	BB-
808,353		Term Loan, 6.150%-6.170%, maturing February 08, 2008			817,194
1,203,331		Term Loan, 6.140%-6.170%, maturing February 08, 2008			1,215,364

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

			Bank Loan
			Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Automobile: (continued)
		Carey International, Inc.	NR	NR
$2,500,000		Term Loan, 8.750%, maturing April 18, 2011			$2,496,095
		Dayco Products, LLC	B1	BB-
1,463,763		Term Loan, 5.770%-6.520%, maturing June 23, 2011			1,481,145
		Dura Operating Corporation	B2	B+
4,000,000	(2)	Term Loan, 6.590%, maturing May 03, 2011			4,000,000
		Federal-Mogul Corporation	NR	B+
3,350,000		Revolver, 5.250%-5.500%, maturing November 01, 2009			3,350,000
		Goodyear Tire & Rubber Company	Ba3	BB
5,000,000		Term Loan, 4.670%, maturing April 30, 2010			5,007,815
		Goodyear Tire & Rubber Company	B2	B+
6,000,000		Term Loan, 5.890%, maturing April 30, 2010			5,989,998
		Grand Vehicle Works Holdings Corporation	B2	B+
2,977,500		Term Loan, 6.100%-8.100%, maturing July 31, 2010			2,828,625
		HLI Operating Company, Inc.	B1	BB-
909,301		Term Loan, 6.020%-7.120%, maturing June 03, 2009			912,711
		Key Automotive Group	B1	BB-
1,926,298		Term Loan, 6.080%-8.000%, maturing June 29, 2010			1,916,667
		Keystone Automotive Industries, Inc.	B1	B+
1,245,652		Term Loan, 4.710%-5.030%, maturing October 30, 2009			1,253,957
		Motorsport Aftermarket Group, Inc.	B2	B
540,000		Term Loan, 6.110%, maturing December 15, 2011			543,375
1,593,800		Term Loan, 6.350%, maturing December 15, 2011			1,603,761
		RJ Tower Corporation	Ba3	BBB
4,000,000		Term Loan, 6.188%, maturing February 02, 2007			3,998,752
		Safelite Glass Corporation	B3	B+
6,175,480		Term Loan, 8.100%, maturing September 30, 2007			5,604,248
12,312,159		Term Loan, 8.600%, maturing September 30, 2007			11,173,285
		Tenneco Automotive, Inc.	B1	B+
1,129,257		Term Loan, 5.540%, maturing December 12, 2010			1,134,903
		TRW Automotive Acquisitions Corporation	Ba2	BB+
7,481,250		Term Loan, 4.375%, maturing June 30, 2012			7,453,195
		United Components, Inc.	B1	BB-
2,706,667		Term Loan, 5.750%, maturing June 30, 2010			2,750,650
					73,971,773

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

			Bank Loan
			Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Banking: 0.3%
		Outsourcing Solutions, Inc.	NR	NR
$2,888,234		Term Loan, 8.090%, maturing December 09, 2008			$2,908,091
					2,908,091
Beverage, Food and Tobacco: 5.2%
		Birds Eye Foods, Inc.	B1	B+
6,497,243		Term Loan, 5.850%, maturing June 30, 2008			6,554,906
		Commonwealth Brands, Inc.	B1	B+
3,731,251		Term Loan, 6.438%, maturing August 28, 2007			3,773,227
		Constellation Brands, Inc.	Ba2	BB
14,539,583		Term Loan, 4.563%-5.188%, maturing November 30, 2011			14,611,278
		Dr. Pepper Bottling Company of Texas, Inc.	B1	BB-
3,523,671		Term Loan, 5.080%-5.339%, maturing December 19, 2010			3,570,469
		Golden State Foods Corporation	B1	B+
3,960,000		Term Loan, 4.940%, maturing February 28, 2011			3,994,650
		Keystone Foods Holdings, LLC	Ba3	B+
4,136,394		Term Loan, 4.630%-4.875%, maturing June 16, 2011			4,185,514
		Michael Foods, Inc.	B1	B+
3,651,006		Term Loan, 5.090%-5.340%, maturing November 21, 2010			3,701,208
		National Dairy Holdings, L.P.	B1	BB-
1,500,000		Term Loan, 5.190%, maturing March 15, 2012			1,512,188
		Pierre Foods, Inc.	B1	B+
4,404,167		Term Loan, 5.440%-5.690%, maturing June 30, 2010			4,445,456
		Southern Wine & Spirits of America, Inc.	Ba3	BB+
2,929,973		Term Loan, 5.350%, maturing July 02, 2008			2,953,779
		Sturm Foods, Inc.	B2	B+
1,500,000	(5)	Term Loan, maturing May 26, 2011			1,505,625
		Sturm Foods, Inc.	B3	B-
500,000	(5)	Term Loan, maturing May 26, 2012			500,625
		Vitaquest International, LLC	B2	B
4,500,000		Term Loan, 6.300%, maturing March 17, 2011			4,500,000
					55,808,925
Buildings and Real Estate: 10.0%
		Associated Materials, Inc.	B2	B
1,750,000		Term Loan, 5.000%-5.170%, maturing August 29, 2010			1,760,938
		Atrium Companies, Inc.	B1	B
2,992,500		Term Loan, 5.600%-5.650%, maturing December 28, 2011			2,977,538

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

			Bank Loan
			Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Buildings and Real Estate: (continued)
		Builders Firstsource, Inc.	B1	B+
$5,000,000		Term Loan, 5.410%, maturing August 11, 2011			$5,037,500
		Building Materials Holding Corporation	Ba2	BB-
1,965,000		Term Loan, 5.350%, maturing August 21, 2010			1,969,913
		Contech Construction Products, Inc.	Ba3	BB-
1,496,250		Term Loan, 5.540%-7.500%, maturing December 07, 2010			1,514,953
		Crescent Real Estate Equities, L.P.	B1	BB+
2,130,585		Term Loan, 5.110%-5.331%, maturing January 12, 2006			2,148,563
		Custom Building Products, Inc.	B1	B+
4,250,000		Term Loan, 5.370%, maturing October 31, 2011			4,268,594
		DMB Newco, LLC	NR	NR
3,850,670		Term Loan, 5.530%-5.729%, maturing February 28, 2009			3,860,297
		General Growth Properties, Inc.	Ba2	BB+
18,420,001		Term Loan, 5.340%, maturing November 12, 2007			18,521,698
16,961,880		Term Loan, 5.340%, maturing November 10, 2008			17,088,212
		Headwaters, Inc.	B1	B+
3,858,114		Term Loan, 5.400%-7.250%, maturing April 30, 2011			3,912,771
		Macerich Partnership, L.P.	NR	BB+
3,500,000		Term Loan, 4.890%, maturing April 25, 2006			3,504,375
2,500,000		Term Loan, 4.575%, maturing April 25, 2010			2,500,000
		Maguire Properties, Inc.	Ba2	BB
2,000,000		Term Loan, 4.840%, maturing March 15, 2010			2,015,000
		Masonite International Corporation	B2	B+
4,995,745		Term Loan, 5.140%-5.210%, maturing April 06, 2013			4,993,402
5,004,255		Term Loan, 5.140%-5.210%, maturing April 06, 2013			5,001,908
		NCI Building Systems, Inc.	Ba2	BB
1,451,250		Term Loan, 5.210%-5.420%, maturing September 15, 2008			1,464,403
		Nortek, Inc.	B2	B
6,943,893		Term Loan, 5.340%, maturing August 27, 2011			6,982,085
		PGT Industries, Inc.	B1	B
923,000	(5)	Term Loan, maturing January 29, 2010			932,230
		Ply Gem Industries, Inc.	B1	B+
553,571		Revolver, 5.590%-5.770%, maturing February 12, 2009			525,892

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Buildings and Real Estate: (continued)
	Ply Gem Industries, Inc. (continued)
$617,500	Term Loan, 5.280%, maturing March 15, 2010			$617,500
1,498,134	Term Loan, 5.600%, maturing February 12, 2011			1,498,134
4,202,265	Term Loan, 5.280%, maturing October 01, 2011			4,202,265
	St. Marys Cement, Inc.	B1	BB-
5,438,693	Term Loan, 5.093%, maturing December 04, 2009			5,506,677
	Trustreet Properties, Inc.	Ba3	BB
3,000,000	Term Loan, 5.090%, maturing March 31, 2010			3,024,375
	Werner Holdings Company, Inc.	B3	B-
500,000	Term Loan, 6.340%-7.090%, maturing June 11, 2009			498,125
				106,327,348
Cargo/Transport: 3.0%
	Atlantic Express Transportation Corporation	B3	CCC+
3,000,000	Floating Rate Note, 12.610%, maturing April 15, 2008			2,880,000
	Baker Tanks, Inc.	B2	B
3,352,598	Term Loan, 5.743%-5.980%, maturing January 30, 2011			3,390,314
	Gemini Leasing, Inc.	NR	NR
1,827,887	Term Loan, 6.110%, maturing December 31, 2011			913,943
	Helm Holding Corporation	B2	B+
3,482,500	Term Loan, 5.851%, maturing July 02, 2010			3,521,678
	Horizon Lines, LLC	B2	B
2,481,250	Term Loan, 5.620%, maturing July 07, 2011			2,506,063
	Kansas City Southern Railway Company	B1	BB+
1,506,225	Term Loan, 4.760%-4.870%, maturing March 30, 2008			1,519,028
	Neoplan USA Corporation	NR	NR
1,867,500	Revolver, 7.210%, maturing June 30, 2006			1,867,500
5,360,479	Term Loan, 8.710%, maturing June 30, 2006			5,360,479
	Pacer International, Inc.	B1	BB-
1,635,294	Term Loan, 5.063%-5.313%, maturing June 10, 2010			1,651,646
	Railamerica, Inc.	Ba3	BB
392,795	Term Loan, 5.313%, maturing September 29, 2011			399,178
3,322,835	Term Loan, 5.313%, maturing September 29, 2011			3,376,831
	Transport Industries, L.P.	B2	B+
2,525,886	Term Loan, 7.125%, maturing June 13, 2010			2,538,516
	United States Shipping, LLC	Ba3	BB-
1,908,654	Term Loan, 5.093%, maturing April 30, 2010			1,928,338
				31,853,514

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

			Bank Loan
			Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Cellular: 5.9%
		Cellular South, Inc.	Ba3	B+
$1,985,000		Term Loan, 5.180%-6.750%, maturing May 04, 2011			$2,002,369
		Centennial Cellular Operating Company	B1	B-
10,864,975		Term Loan, 5.343%-5.770%, maturing February 09, 2011			10,960,043
		Cricket Communications, Inc.	B1	B-
11,471,250		Term Loan, 5.593%, maturing December 20, 2010			11,480,209
	(2)	IWO Escrow Company	B3	CCC+
3,175,000		Floating Rate Note, 6.891%, maturing January 15, 2012			3,159,125
		Nextel Partners Operating Corporation	Ba2	B+
6,500,000		Term Loan, 4.438%, maturing May 31, 2012			6,519,500
		Ntelos, Inc.	B2	B
4,488,750		Term Loan, 5.610%, maturing August 25, 2011			4,473,789
		Ntelos, Inc.	B3	CCC+
1,000,000		Term Loan, 8.110%, maturing February 25, 2012			981,563
		Rogers Wireless, Inc.	Ba3	BB
2,500,000		Floating Rate Note, 6.135%, maturing December 15, 2010			2,606,250
		Rural Cellular Corporation	B2	B-
2,500,000		Floating Rate Note, 7.510%, maturing March 15, 2010			2,531,250
		Triton PCS, Inc.	B2	B-
2,992,500		Term Loan, 6.360%, maturing November 18, 2009			3,005,592
		Western Wireless Corporation	B2	B-
14,887,500		Term Loan, 6.090%-6.250%, maturing May 31, 2011			14,958,840
					62,678,530

Chemicals, Plastics and Rubber: 9.9%
		Brenntag, AG	B1	BB-
4,000,000		Term Loan, 5.880%, maturing February 27, 2012			4,049,832
		Celanese, AG	B1	B+
4,000,000		Term Loan, 3.090%, maturing April 06, 2009			4,055,000
4,038,672		Term Loan, 5.625%, maturing April 06, 2011			4,101,146
		Hawkeye Renewables, LLC	B2	B
2,500,000		Term Loan, 6.005%, maturing January 31, 2012			2,375,000
		Hercules, Inc.	Ba1	BB
4,244,344		Term Loan, 4.843%-4.873%, maturing October 08, 2010			4,293,422
		Huntsman International, LLC	Ba3	BB-
16,691,962		Term Loan, 5.375%, maturing December 31, 2010			16,977,111

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

		Bank Loan
		Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Chemicals, Plastics and Rubber: (continued)
	Huntsman, LLC	B1	BB-
$13,000,000	Term Loan, 6.120%, maturing March 31, 2010			$13,199,069
	Innophos, Inc.	B2	B
1,493,214	Term Loan, 5.220%-5.550%, maturing August 13, 2010			1,496,014
	JohnsonDiversey, Inc.	B1	BB-
2,333,018	Term Loan, 4.960%, maturing November 03, 2009			2,338,851
3,005,125	Term Loan, 4.831%-4.960%, maturing November 03, 2009			3,035,645
	Kraton Polymers, LLC	B1	B+
1,456,039	Term Loan, 5.563%-6.125%, maturing December 23, 2010			1,474,240
	Nalco Company	B1	BB-
14,982,417	Term Loan, 4.920%-5.090%, maturing November 04, 2010			15,152,302
	Polypore, Inc.	B1	B
9,350,000	Term Loan, 5.350%, maturing November 12, 2011			9,466,874
	PQ Corporation	B1	B+
2,500,000	Term Loan, 5.125%, maturing February 11, 2012			2,508,595
	Rockwood Specialties Group, Inc.	B1	B+
16,625,000	Term Loan, 5.430%, maturing July 30, 2012			16,721,492
	Supresta, LLC	NR	B+
3,973,109	Term Loan, 6.100%, maturing July 30, 2012			3,983,042
				105,227,635
Containers, Packaging and Glass: 8.8%
	Appleton Papers, Inc.	Ba3	BB
1,488,750	Term Loan, 5.440%-5.730%, maturing June 11, 2010			1,500,382
	Berry Plastics Corporation	B1	B+
3,461,690	Term Loan, 5.090%, maturing June 30, 2010			3,487,653
	Boise Cascade Corporation	Ba3	BB
9,500,000	Term Loan, 4.969%, maturing October 29, 2011			9,602,914
	BWAY Corporation	B1	B+
1,302,000	Term Loan, 5.375%, maturing June 30, 2011			1,318,546
	Graham Packaging Company, L.P.	B2	B
7,481,250	Term Loan, 5.500%-5.688%, maturing October 07, 2011			7,557,933
	Graham Packaging Company, L.P.	B3	CCC+
1,500,000	Term Loan, 7.313%, maturing April 07, 2012			1,521,563
	Graphic Packaging International, Inc.	B1	B+
10,079,397	Term Loan, 5.290%-5.910%, maturing June 30, 2010			10,190,270
	Intertape Polymer Group, Inc.	Ba3	B+
2,736,250	Term Loan, 4.960%-7.250%, maturing July 28, 2011			2,780,714

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

			Bank Loan
			Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Containers, Packaging and Glass: (continued)
		Kerr Group, Inc.	B1	BB-
$2,115,171		Term Loan, 6.600%, maturing August 13, 2010			$2,121,781
		Koch Cellulose, LLC	B1	BB
1,455,484		Term Loan, 4.840%, maturing May 07, 2011			1,471,404
		Lincoln Paper and Tissue, LLC	NR	NR
117,581		Term Loan, 6.670%, maturing November 28, 2005			117,581
6,700,000		Term Loan, 7.710%, maturing May 01, 2009			6,700,000
1,800,000		Term Loan, maturing 7.710%, May 01, 2009			1,800,000
12,239,568	(3)	Term Loan, maturing August 28, 2009			2,921,418
		Owens-Illinois Group, Inc.	B1	BB-
3,153,614		Term Loan, 5.870%, maturing April 01, 2008			3,206,832
		Pro Mach, Inc.	B1	B
2,493,750		Term Loan, 5.820%-5.890%, maturing December 01, 2011			2,528,039
		Silgan Holdings, Inc.	Ba3	BB
4,932,679		Term Loan, 4.870%, maturing November 30, 2008			4,953,490
		Smurfit-Stone Container Corporation	Ba3	BB-
10,442,690		Term Loan, 4.688%-5.125%, maturing November 01, 2011			10,571,594
3,213,135		Term Loan, 4.938%-5.125%, maturing November 01, 2011			3,252,798
		Solo Cup, Inc.	B1	B+
9,381,250		Term Loan, 5.093%-5.320%, maturing February 27, 2011			9,453,955
		U.S. Can Company	B3	B
4,464,950		Term Loan, 6.870%-6.940%, maturing January 10, 2010			4,487,275
		Xerium Technologies, Inc.	B1	BB-
2,500,000		Term Loan, 5.070%, maturing May 18, 2012			2,507,033
					94,053,175
Data and Internet Services: 1.0%
		Clientlogic Corporation	B3	B
1,000,000		Term Loan, 7.500%-7.750%, maturing February 28, 2012			1,000,937
		Clientlogic Corporation	Caa2	CCC+
1,000,000		Term Loan, 12.000%-12.125%, maturing August 28, 2012			1,005,000
		Data Transmission Network Corporation	B2	B+
2,500,000		Term Loan, 6.125%-6.188%, maturing March 17, 2012			2,501,563
		Worldspan, L.P.	B2	B
5,988,889		Term Loan, 5.750%-6.000%, maturing February 16, 2010			5,749,333
					10,256,833

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

		Bank Loan
		Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Diversified/Conglomerate Manufacturing: 3.9%
	Axia, Inc.	B2	B
$1,790,977	Term Loan, 6.860%-7.360%, maturing November 30, 2010			$1,814,484
	Brand Services, Inc.	B1	B
3,149,326	Term Loan, 6.351%-6.410%, maturing October 16, 2009			3,165,073
	Cinram International, Inc.	Ba3	BB
5,368,292	Term Loan, 5.910%, maturing September 30, 2009			5,419,962
	Dresser Rand, Inc.	B1	B+
1,413,729	Term Loan, 5.125%-5.438%, maturing October 01, 2010			1,430,694
	Dresser, Inc.	Ba3	BB-
2,866,154	Term Loan, 5.600%, maturing April 10, 2009			2,903,176
	Flowserve Corporation	Ba3	BB-
537,228	Term Loan, 5.625%, maturing June 30, 2006			540,809
1,962,657	Term Loan, 5.688%-5.875%, maturing June 30, 2009			1,992,097
	Gentek, Inc.	B2	B+
2,500,000	Term Loan, 5.760%-6.020%, maturing February 25, 2011			2,481,250
	Goodman Global Holdings, Inc.	B2	B+
1,995,000	Term Loan, 5.500%, maturing December 23, 2011			2,007,469
	Itron, Inc.	Ba3	BB-
284,392	Term Loan, 4.875%-5.063%, maturing July 01, 2011			285,814
	Mueller Group, Inc.	B2	B+
9,436,220	Term Loan, 5.740%-6.070%, maturing April 23, 2011			9,548,275
	Norcross Safety Products, LLC	B1	B+
819,231	Term Loan, 5.843%-6.130%, maturing March 20, 2009			820,510
	RLC Industries Company	B1	BB+
2,780,467	Term Loan, 4.593%, maturing February 26, 2009			2,790,893
	Sensus Metering Systems, Inc.	B2	B+
1,700,000	Term Loan, 5.403%-5.784%, maturing December 17, 2010			1,717,000
255,000	Term Loan, 5.403%-5.784%, maturing December 17, 2010			257,550
	Universal Compression, Inc.	Ba2	BB
4,000,000	Term Loan, 4.850%, maturing February 15, 2012			4,051,876
				41,226,932
Diversified/Conglomerate Service: 4.9%
	Amerco, Inc.	NR	BB
12,869,618	Term Loan, 7.090%, maturing February 27, 2009			13,094,837

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

			Bank Loan
			Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Diversified/Conglomerate Service: (continued)
		Fidelity National Information Solutions, Inc.	Ba3	BB
$27,750,000		Term Loan, 4.840%, maturing March 09, 2013			$27,590,438
		Iron Mountain, Inc.	B2	BB-
6,976,667		Term Loan, 4.875%-6.750%, maturing April 02, 2011			7,021,722
2,269,060		Term Loan, 5.120%, maturing April 02, 2011			2,282,391
		Relizon Company	B1	BB-
1,896,281	(5)	Term Loan, maturing February 20, 2011			1,904,578
					51,893,966
Ecological: 2.8%
		Allied Waste North America, Inc.	B1	BB
14,161,819		Term Loan, 5.090%-5.520%, maturing January 15, 2012			14,177,553
5,405,405		Term Loan, 3.100%, maturing January 15, 2012			5,411,319
		Envirosolutions, Inc.	NR	NR
1,159,045		Term Loan, 7.620%, maturing March 01, 2009			1,159,045
3,559,091		Term Loan, 7.620%, maturing March 01, 2009			3,554,641
		IESI Corporation	B1	BB
1,800,000		Term Loan, 5.150%-5.284%, maturing January 14, 2012			1,813,500
		WCA Waste Systems, Inc.	B3	B
3,500,000		Term Loan, 6.170%, maturing April 28, 2011			3,508,750
					29,624,808
Electronics: 1.6%
		Acterna, LLC	NR	NR
471,854		Term Loan, 12.000%, maturing October 14, 2008			474,803
		Decision One Corporation	B3	CCC
10,541,011	(3)	Term Loan, maturing April 18, 2005			2,734,338
		Invensys International Holdings, Ltd.	Ba3	B+
1,961,332		Term Loan, 6.881%, maturing September 05, 2009			1,988,301
		Knowles Electronics, Inc.	B3	B-
2,063,305		Term Loan, 8.400%, maturing June 29, 2007			2,078,780
		ON Semiconductor Corporation	B3	B
5,970,000		Term Loan, 6.125%, maturing December 15, 2011			6,028,457
		SI International, Inc.	B1	B+
1,750,000		Term Loan, 5.780%, maturing February 09, 2011			1,771,875
		Transaction Network Services, Inc.	Ba3	BB-
2,500,000		Term Loan, 7.000%, maturing May 04, 2012			2,506,250
					17,582,804

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

		Bank Loan
		Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Farming and Agriculture: 0.7%
	AGCO Corporation	Ba1	BB+
$4,578,333	Term Loan, 4.820%-4.840%, maturing March 31, 2008			$4,624,117
	Vicar Operating, Inc.	Ba3	BB-
3,000,000	Term Loan, 6.500%, maturing May 16, 2011			3,007,500
				7,631,617
Finance: 0.9%
	Refco Finance Holdings, LLC	B1	BB-
3,028,096	Term Loan, 5.090%, maturing August 05, 2011			3,031,503
	Rent-A-Center, Inc.	Ba2	BB+
5,955,000	Term Loan, 4.460%, maturing June 30, 2010			6,035,392
				9,066,895
Gaming: 5.2%
	Ameristar Casinos, Inc.	Ba3	BB
958,101	Term Loan, 5.063%, maturing December 20, 2006			969,677
2,211,981	Term Loan, 5.063%, maturing December 20, 2006			2,238,708
	Argosy Gaming Company	Ba2	BB
1,990,000	Term Loan, 4.850%, maturing July 31, 2008			1,994,145
	Boyd Gaming Corporation	Ba2	BB
6,451,250	Term Loan, 4.530%-5.130%, maturing June 30, 2011			6,505,008
	Global Cash Access, LLC	B2	B+
2,443,269	Term Loan, 5.351%, maturing March 10, 2010			2,479,156
	Green Valley Ranch Gaming, LLC	NR	NR
2,478,787	Term Loan, 5.101%, maturing December 24, 2010			2,497,378
	Herbst Gaming, Inc.	B3	B+
1,000,000	Term Loan, 5.343%-5.630%, maturing January 31, 2011			1,013,750
	Isle of Capri Casinos, Inc.	Ba2	BB-
1,496,250	Term Loan, 4.840%-4.970%, maturing February 04, 2011			1,511,680
	Marina District Finance Company, Inc.	NR	NR
1,995,000	Term Loan, 4.843%-5.130%, maturing October 20, 2011			2,010,794
	Opbiz, LLC	B3	B-
7,244,957	Term Loan, 6.100%, maturing September 01, 2010			7,270,618
17,651	Term Loan, 7.100%, maturing September 01, 2010			17,714
	Pinnacle Entertainment, Inc.	B1	BB-
500,000	Term Loan, 6.110%, maturing August 27, 2010			507,813
	Resorts International Hotel and Casino, Inc.	B2	B+
4,921,260	Term Loan, 5.610%, maturing April 26, 2012			4,955,094
	Resorts International Hotel and Casino, Inc.	B3	B-
1,500,000	Term Loan, 8.851%, maturing April 26, 2013			1,498,751

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

		Bank Loan
		Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Gaming: (continued)
	Ruffin Gaming, LLC	NR	NR
$4,000,000	Term Loan, 6.375%, maturing July 14, 2007			$4,005,000
	Trump Entertainment Resorts Holdings, L.P.	B2	BB-
1,250,000	Term Loan, 5.590%, maturing May 20, 2012			1,266,406
	United Auburn Indian Community	Ba3	BB+
2,621,622	Term Loan, 7.593%, maturing January 24, 2009			2,631,453
	Venetian Casino Resorts, LLC	B1	BB-
12,435,897	Term Loan, 4.810%, maturing June 15, 2011			12,529,166
				55,902,311
Grocery: 0.3%
	Giant Eagle, Inc.	Ba2	BB+
1,028,463	Term Loan, 5.220%, maturing August 06, 2009			1,039,390
1,884,074	Term Loan, 5.100%-5.220%, maturing August 06, 2009			1,904,093
				2,943,483
Healthcare, Education and Childcare: 12.8%
	Accellent Corporation	B2	B+
1,736,875	Term Loan, 5.340%, maturing June 30, 2010			1,749,902
	Accredo Health, Inc.	Ba2	BB
3,695,212	Term Loan, 4.860%, maturing April 30, 2011			3,707,916
	Advanced Medical Optics, Inc.	B1	BB-
3,289,459	Term Loan, 5.091%-5.214%, maturing June 25, 2009			3,333,317
	Alliance Imaging, Inc.	B1	B+
2,844,929	Term Loan, 5.313%-5.563%, maturing December 29, 2011			2,858,266
	AMR HoldCo, Inc./EmCare HoldCo, Inc.	B2	B+
5,000,000	Term Loan, 5.500%-5.910%, maturing February 15, 2012			5,060,940
	Block Vision Holdings Corporation	NR	NR
26,956	Revolver, 7.130%, maturing December 31, 2005			26,956
13,365	Term Loan, 13.000%, maturing July 30, 2007			—
	Community Health Systems, Inc.	Ba3	BB-
24,435,502	Term Loan, 4.850%-5.070%, maturing August 19, 2011			24,690,047
	Concentra Operating Corporation	B1	B+
1,373,015	Term Loan, 5.590%-6.020%, maturing June 30, 2010			1,387,318
	Cooper Companies	Ba3	BB
2,000,000	Term Loan, 5.000%, maturing January 06, 2012			2,023,750
	CRC Health Corporation	B2	B+
1,500,000	Term Loan, 7.750%, maturing May 05, 2011			1,505,625
	Encore Medical IHC, Inc.	B1	B
1,975,000	Term Loan, 6.090%-6.430%, maturing October 04, 2010			1,995,984

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

		Bank Loan
		Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare: (continued)
	Eye Care Centers of America, Inc.	B2	B
$2,500,000	Term Loan, 6.090%-6.370%, maturing February 16, 2012			$2,526,563
	Fisher Scientific International, Inc.	Ba2	BBB
2,481,250	Term Loan, 4.593%, maturing August 02, 2011			2,499,343
	Healthcare Partners, LLC	B1	BB
3,000,000	Term Loan, 5.300%-6.750%, maturing February 04, 2011			3,024,375
	Healthsouth Corporation	NR	NR
3,937,500	Term Loan, 5.590%, maturing March 21, 2010			3,944,883
1,062,500	Term Loan, 5.370%, maturing March 21, 2010			1,064,492
	Iasis Healthcare Corporation	B1	B+
8,932,500	Term Loan, 5.340%-5.370%, maturing June 30, 2011			9,038,573
	Insight Health Services Corporation	B1	B
357,373	Term Loan, 7.093%, maturing October 17, 2008			357,820
82,471	Term Loan, 7.093%, maturing October 17, 2008			82,574
41,235	Term Loan, 7.093%, maturing October 17, 2008			41,287
1,109,479	Term Loan, 6.843%, maturing October 17, 2008			1,110,866
	Kinetic Concepts, Inc.	Ba3	BB
4,861,858	Term Loan, 4.850%, maturing August 11, 2010			4,893,766
	Leiner Health Products Group, Inc.	B1	B
4,466,250	Term Loan, 6.100%-6.380%, maturing May 27, 2011			4,549,992
	Lifepoint Hospitals	Ba3	BB
9,900,000	Term Loan, 4.715%, maturing April 15, 2012			9,920,107
	Magellan Health Services, Inc.	B1	B+
1,322,917	Term Loan, 5.260% maturing April 15, 2008			1,341,107
	Pacificare Health Systems, Inc.	Ba2	BBB-
9,623,317	Term Loan, 4.250%-4.938%, maturing December 13, 2010			9,666,622
	Rural/Metro Operating Company, LLC	B2	B
411,765	Term Loan, 5.439%, maturing March 04, 2011			414,339
1,505,881	Term Loan, 5.430%, maturing March 04, 2011			1,515,293
	Select Medical Corporation	B1	BB-
2,500,000	Term Loan, 4.840%-5.040%, maturing February 24, 2012			2,496,875
	SFBC International, Inc.	B2	B+
611,979	Term Loan, 6.100%, maturing December 31, 2010			618,099

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

		Bank Loan
		Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Healthcare, Education and Childcare: (continued)
	Skilled Healthcare Group, Inc.	B1	B
$5,050,874	Term Loan, 5.910%, maturing July 31, 2010			$5,080,335
345,005	Term Loan, 5.910%, maturing July 31, 2010			347,017
	Sterigenics International, Inc.	B2	B+
3,466,250	Term Loan, 6.010%, maturing June 14, 2011			3,509,578
	Sybron Dental Management, Inc.	Ba2	BB+
572,038	Term Loan, 4.840%-4.940%, maturing June 06, 2009			574,541
	Triad Hospitals, Inc.	Ba3	BB
1,469,951	Term Loan, 5.360%, maturing September 30, 2008			1,485,175
	Vanguard Health Systems, Inc.	B2	B
13,039,487	Term Loan, 6.340%, maturing September 23, 2011			13,218,780
	VWR International, Inc.	B2	B+
5,034,334	Term Loan, 5.650%, maturing April 07, 2011			5,068,945
				136,731,368
Home and Office Furnishings: 3.5%
	Buhrmann U.S., Inc.	Ba3	BB-
3,955,113	Term Loan, 5.223%-5.460%, maturing December 31, 2010			4,005,789
	Global Imaging Systems, Inc.	Ba3	BB-
2,483,737	Term Loan, 4.590%-4.750%, maturing May 10, 2010			2,491,499
	Holmes Group, Inc.	B1	B
3,967,513	Term Loan, 5.840%, maturing November 8, 2011			4,002,228
	Identity Group, Inc.	NR	NR
3,574,094	Term Loan, 7.250%, maturing April 30, 2006			3,109,462
	Juno Lighting, Inc.	B1	B+
3,891,136	Term Loan, 5.610%-7.500%, maturing November 21, 2010			3,939,776
	Maax Corporation	B2	B
2,720,000	Term Loan, 5.700%-5.979%, maturing June 04, 2011			2,733,600
	National Bedding Company	Ba3	BB-
498,750	Term Loan, 4.880%-5.380%, maturing December 31, 2010			504,829
	Sealy Mattress Company	B1	B+
8,048,673	Term Loan, 4.829%-6.500%, maturing April 06, 2012			8,080,529
	Simmons Company	B2	B+
8,246,994	Term Loan, 5.438%-7.500%, maturing December 19, 2011			8,283,074
				37,150,786
Insurance: 2.1%
	CCC Information Services, Inc.	B1	B+
3,864,081	Term Loan, 5.841%, maturing August 20, 2010			3,912,381

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

			Bank Loan
			Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Insurance: (continued)
		Conseco, Inc.	B2	BB-
$14,383,510		Term Loan, 6.601%, maturing June 22, 2010			$14,513,867
		Mitchell International, Inc.	B1	B+
1,354,514		Term Loan, 5.840%, maturing August 15, 2011			1,375,679
		Vertafore, Inc.	B2	B
2,407,212		Term Loan, 5.840%-6.260%, maturing December 22, 2010			2,422,257
		Vertafore, Inc.	B3	NR
500,000		Term Loan, 9.510%, maturing December 22, 2011			502,500
					22,726,684
Leisure, Amusement, Entertainment: 10.5%
		24 Hour Fitness Worldwide, Inc.	B1	B
7,807,770		Term Loan, 6.250%, maturing July 01, 2009			7,832,169
		AMF Bowling Worldwide, Inc.	B1	B
1,458,566		Term Loan, 6.090%-6.294%, maturing August 27, 2009			1,468,139
		Cinemark USA, Inc.	Ba3	BB-
1,485,000		Term Loan, 4.840%-5.180%, maturing March 31, 2011			1,506,347
		Hollywood Theaters, Inc.	B2	B
2,729,375		Term Loan, 6.350%, maturing July 31, 2009			2,763,492
		Kerasotes Theatres, Inc.	B1	B
5,985,000		Term Loan, 5.373%, maturing October 31, 2011			6,063,553
		Lodgenet Entertainment Corporation	Ba3	BB+
3,691,637		Term Loan, 5.843%, maturing August 29, 2008			3,740,666
		Loews Cineplex Entertainment Corporation	B1	B
7,386,011		Term Loan, 5.373%-5.460%, maturing July 31, 2011			7,489,297
		Metro-Goldwyn-Mayer Studios, Inc.	Ba3	B+
1,000,000	(5)	Term Loan, maturing April 08, 2011			998,203
32,500,000		Term Loan, 5.380%, maturing April 08, 2012			32,571,110
		Pure Fishing, Inc.	B1	B+
2,970,000		Term Loan, 5.850%-6.130%, maturing September 30, 2010			3,003,413
		Regal Cinemas, Inc.	Ba3	BB-
13,438,947		Term Loan, 4.843%, maturing November 10, 2010			13,520,535
		Riddell Bell Holding, Inc.	B1	BB-
1,492,500		Term Loan, 5.610%-7.500%, maturing September 28, 2011			1,503,694
		Six Flags Theme Parks, Inc.	B1	B-
2,100,000		Revolver, 5.840%, maturing June 30, 2008			2,065,875
5,915,171		Term Loan, 5.590%-5.720%, maturing June 30, 2009			5,955,838
		Universal City Development Partners, L.P.	Ba3	BB-
4,987,500		Term Loan, 5.100%-5.270%, maturing June 09, 2011			5,028,023

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Leisure, Amusement, Entertainment: (continued)
	WMG Acquisition Corporation	B1	B+
$16,452,176	Term Loan, 5.150%-5.520%, maturing February 28, 2011			$16,489,884
				112,000,238
Lodging: 1.0%
	CNL Hotel Del Senior Mezz Partners, L.P.	NR	NR
7,500,000	Term Loan, 5.210%, maturing February 09, 2008			7,518,750
	Wyndham International, Inc.	B3	B
258,621	Term Loan, 6.340%, maturing May 10, 2011			259,914
2,741,379	Term Loan, 6.375%, maturing May 10, 2011			2,757,484
				10,536,148
Machinery: 3.7%
	Alliance Laundry Holdings, LLC	B1	B
3,465,000	Term Loan, 5.340%, maturing January 27, 2012			3,489,543
	Blount, Inc.	B2	B+
4,371,910	Term Loan, 5.840%-5.870%, maturing August 09, 2010			4,415,629
	Enersys, Inc.	Ba3	BB
4,244,548	Term Loan, 5.090%-5.300%, maturing March 17, 2011			4,304,239
	Maxim Crane Works, L.P.	B2	BB-
2,236,111	Term Loan, 5.813%, maturing January 25, 2010			2,273,845
	Maxim Crane Works, L.P.	B3	B+
1,500,000	Term Loan, 8.563%, maturing January 30, 2012			1,534,688
	National Waterworks, Inc.	B1	B+
2,525,510	Term Loan, 5.600%, maturing November 22, 2009			2,553,921
	Rexnord Corporation	B1	B+
7,701,389	Term Loan, 5.340%-7.000%, maturing December 31, 2011			7,732,680
	Terex Corporation	B1	BB-
862,907	Term Loan, 5.222%, maturing July 03, 2009			873,333
1,198,262	Term Loan, 5.390%, maturing December 31, 2009			1,213,740
	United Rentals (North America), Inc.	Ba3	BB
10,230,000	Term Loan, 5.350%, maturing February 14, 2011			10,375,460
	Vutek, Inc.	B1	B+
1,000,000	Term Loan, 8.500%, maturing June 25, 2010			1,002,500
				39,769,578
Mining, Steel, Iron and Nonprecious Metals: 1.9%
	Carmeuse Lime, Inc.	NR	NR
2,000,000	Term Loan, 6.750%, maturing April 30, 2011			2,010,000
	Foundation Coal Corporation	Ba3	BB-
3,071,809	Term Loan, 4.780%-5.380%, maturing July 30, 2011			3,120,444

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Mining, Steel, Iron and Nonprecious Metals: (continued)
		International Coal Group, LLC	B2	B-
$1,492,500		Term Loan, 5.880%, maturing October 01, 2010			$1,513,022
		Novelis, Inc.	Ba2	BB-
3,414,941		Term Loan, 4.960%, maturing January 06, 2012			3,446,480
5,931,213		Term Loan, 4.960%, maturing January 06, 2012			5,985,994
		Trout Coal Holdings, LLC	B3	B
4,500,000		Term Loan, 5.590%-6.000%, maturing March 18, 2010			4,492,265
					20,568,205
North American Cable: 17.1%
	(2)	Adelphia Communications Corporation	NR	BBB
11,000,000		Debtor in Possession Term Loan, 5.375%, maturing March 31, 2006			11,056,716
		Atlantic Broadband Finance, LLC	B2	B
2,000,000		Term Loan, 5.700%, maturing August 04, 2012			2,013,750
		Bragg Communications, Inc.	B1	NR
2,481,250		Term Loan, 5.820%, maturing August 31, 2011			2,504,512
		Bresnan Communications, LLC	B1	BB-
5,000,000		Term Loan, 6.450%-6.650%, maturing December 31, 2007			5,062,500
		Cebridge Connections, Inc.	NR	NR
1,485,000		Term Loan, 5.874%-6.400%, maturing February 23, 2009			1,489,641
2,460,038		Term Loan, 9.093%-9.520%, maturing February 23, 2010			2,463,113
	(2)	Century Cable Holdings, LLC	Caa1	NR
1,230,000		Revolver, 7.000%, maturing March 31, 2009			1,198,866
19,357,940		Term Loan, 8.000%, maturing June 30, 2009			19,115,966
5,500,000		Term Loan, 8.000%, maturing December 31, 2009			5,440,875
		Charter Communications Operating, LLC	B2	B
7,000,000		Term Loan, 6.190%, maturing April 27, 2010			6,918,625
48,627,513		Term Loan, 6.370%-6.440%, maturing April 27, 2011			48,378,831
	(2)	Hilton Head Communications, L.P.	Caa1	NR
7,000,000		Revolver, 6.000%, maturing September 30, 2007			6,825,000
8,500,000		Term Loan, 7.250%, maturing March 31, 2008			8,345,938
		Insight Midwest Holdings, LLC	Ba3	BB
1,975,000		Term Loan, 5.875%, maturing December 31, 2009			1,998,578
16,293,750		Term Loan, 5.875%, maturing December 31, 2009			16,488,265

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
North American Cable: (continued)
		Mediacom Communications Corporation	Ba3	BB-
$11,000,000		Term Loan, 5.090%, maturing February 01, 2014			$11,029,029
	(2)	Olympus Cable Holdings, LLC	B2	NR
7,500,000		Term Loan, 7.250%, maturing June 30, 2010			7,350,000
21,000,000		Term Loan, 8.000%, maturing September 30, 2010			20,601,882
		Persona Communication, Inc.	B2	B+
3,482,500		Term Loan, 6.093%, maturing August 01, 2011			3,509,709
		Puerto Rico Cable Acquisition Company	NR	NR
1,000,000		Term Loan, 6.625%, maturing November 30, 2010			1,008,750
					182,800,546
Oil and Gas: 7.7%
		El Paso Corporation	B3	B-
14,889,960		Term Loan, 5.875%, maturing November 23, 2009			14,980,952
		Getty Petroleum Marketing, Inc.	B1	BB-
5,682,567		Term Loan, 6.350%, maturing May 19, 2010			5,796,218
		Kerr-McGee Corporation	Ba3	BB+
21,000,000		Term Loan, 5.790%, maturing May 24, 2011			21,280,539
		LB Pacific, L.P.	B1	B-
4,000,000		Term Loan, 5.843%-6.130%, maturing February 15, 2012			4,040,000
		Lyondell-Citgo Refining, L.P.	Ba3	BB
1,985,000		Term Loan, 5.090%-5.510%, maturing May 21, 2007			2,016,016
		Magellan Midstream Holdings, L.P.	Ba2	BB
2,004,612		Term Loan, 5.090%, maturing December 10, 2011			2,022,153
		Mainline, L.P.	Ba3	BB-
7,472,917		Term Loan, 5.425%, maturing December 17, 2011			7,566,328
		Plains Resources, Inc.	B1	BB
3,593,371		Term Loan, 5.101%, maturing December 09, 2010			3,641,659
		Regency Gas Services, LLC	B1	B+
1,496,250		Term Loan, 5.530%-5.850%, maturing May 30, 2010			1,507,472
		Regency Gas Services, LLC	B3	B-
500,000		Term Loan, 8.780%, maturing November 30, 2010			502,500
		SemCrude, L.P.	Ba3	NR
9,576,923	(5)	Term Loan, maturing March 16, 2011			9,654,736
5,230,769	(5)	Term Loan, maturing March 16, 2011			5,273,269
		Williams Production RMT Company	B2	BB
3,941,369		Term Loan, 5.590%, maturing May 30, 2008			3,985,709
					82,267,551

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Other Broadcasting and Entertainment: 4.0%
		Alliance Atlantis Communications, Inc.	Ba2	BB
$2,324,396		Term Loan, 4.840%, maturing December 20, 2011			$2,337,471
		DirecTV Holdings, LLC	Ba1	BB
15,000,000		Term Loan, 4.590%, maturing April 13, 2013			15,042,195
		Echostar DBS Corporation	Ba3	BB-
9,000,000		Floating Rate Note, 6.350%, maturing October 01, 2008			9,225,000
		Liberty Media Corporation	Baa3	BB+
4,500,000		Floating Rate Note, 4.510%, maturing September 17, 2006			4,522,004
		Rainbow National Services, LLC	B1	BB+
11,000,000		Term Loan, 5.880%-6.130%, maturing March 31, 2012			11,108,625
		Yankees Holdings, L.P.	NR	NR
314,286		Term Loan, 5.410%-5.710%, maturing June 25, 2007			317,428
					42,552,723
Other Telecommunications: 4.5%
		Consolidated Communications, Inc.	B1	B+
2,213,115		Term Loan, 5.351%, maturing March 31, 2010			2,218,648
2,458,378		Term Loan, 5.601%-5.770%, maturing October 14, 2011			2,475,279
		D&E Communications, Inc.	Ba3	BB-
2,962,184		Term Loan, 4.940%-7.000%, maturing December 31, 2011			2,973,292
		Fairpoint Communications, Inc.	B1	BB-
3,500,000		Term Loan, 5.125%-5.438%, maturing February 08, 2012			3,524,938
		GCI Holdings, Inc.	Ba2	BB+
2,087,144		Term Loan, 5.351%, maturing October 31, 2007			2,104,756
		Hawaiian Telcom Communications, Inc.	B1	B+
3,500,000		Term Loan, 7.250%, maturing October 31, 2012			3,537,188
		Intera Group, Inc.	NR	NR
2,473,623	(3)	Term Loan, maturing December 31, 2005			742,087
1,083,735	(3)	Term Loan, maturing December 31, 2005			—
2,135,651	(3)	Term Loan, maturing December 31, 2005			—
		Iowa Telecommunications Services, Inc.	Ba3	BB-
4,250,000		Term Loan, 4.970%-5.100%, maturing November 30, 2011			4,290,728
		Metrocall Holdings, Inc.	Ba3	NR
380,357		Term Loan, 5.590%, maturing November 16, 2006			383,210
		Qwest Communications International, Inc.	B3	B
9,000,000		Floating Rate Note, 7.031%, maturing February 15, 2009			8,887,500

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Other Telecommunications: (continued)
		Qwest Corporation	B2	BB-
$2,000,000		Term Loan, 7.390%, maturing June 30, 2007			$2,058,906
		Time Warner Telecom Holdings, Inc.	B1	B
3,000,000		Floating Rate Note, 7.268%, maturing February 15, 2011			3,045,000
		Valor Telecommunications, LLC	Ba3	BB-
8,800,000		Term Loan, 5.100%-5.101%, maturing February 14, 2012			8,864,170
		Wiltel Communications Group, LLC	B2	B-
1,740,789		Term Loan, 6.601%, maturing October 01, 2009			1,710,326
		Wiltel Communications Group, LLC	Caa1	CCC+
750,000		Term Loan, 8.374%, maturing January 01, 2010			711,563
					47,527,591
Personal and Nondurable Consumer Products: 5.6%
		Amscan Holdings, Inc.	B1	B+
2,977,500		Term Loan, 5.620%-5.890%, maturing April 30, 2012			2,988,666
		Church & Dwight Company, Inc.	Ba2	BB
4,776,909		Term Loan, 4.840%, maturing May 30, 2011			4,832,642
		Fender Musical Instruments Corporation	B1	B+
2,500,000		Term Loan, 5.460%, maturing March 30, 2012			2,537,500
		Fender Musical Instruments Corporation	B3	B-
2,500,000		Term Loan, 7.710%, maturing September 30, 2012			2,500,000
		Hillman Group, Inc.	B2	B
2,970,000		Term Loan, 6.438%-6.688%, maturing March 30, 2011			2,996,917
		Hunter Fan Company	B1	B
1,000,000		Term Loan, 5.690%-5.910%, maturing March 24, 2012			996,250
		Jarden Corporation	B1	B+
11,257,537		Term Loan, 5.050%-5.093%, maturing August 15, 2011			11,326,725
		Norwood Promotional Products Holdings, Inc.	NR	NR
7,438,733	(3)	Term Loan, maturing August 16, 2011			2,994,090
		Norwood Promotional Products, Inc.	NR	NR
12,551,232		Term Loan, 9.500%, maturing August 16, 2009			12,425,719
		Oreck Corporation	B1	B+
1,995,000		Term Loan, 5.850%, maturing January 27, 2012			2,011,209
		Prestige Brands Holdings, Inc.	B1	B+
1,970,075		Term Loan, 5.380%-7.250%, maturing April 06, 2011			1,993,060
		Reddy Ice Group, Inc.	B1	B+
1,000,000	(5)	Term Loan, maturing March 31, 2012			1,006,875

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Personal and Nondurable Consumer Products: (continued)
	Spectrum Brands, Inc.	B1	B+
$11,100,000	Term Loan, 5.090%-5.270%, maturing February 06, 2012			$11,185,559
				59,795,212
Personal, Food and Miscellaneous: 3.5%
	AFC Enterprises, Inc.	B1	B+
2,500,000	Term Loan, 5.375%, maturing May 11, 2011			2,512,500
	Alderwoods Group, Inc.	B1	BB-
2,026,326	Term Loan, 5.080%-5.480%, maturing September 29, 2009			2,050,389
	Burt’s Bees, Inc.	B2	B
1,250,000	Term Loan, 5.525%-6.134%, maturing March 24, 2011			1,263,280
	Carrols Corporation	B1	CCC+
3,493,750	Term Loan, 5.625%, maturing December 31, 2010			3,506,852
	Central Garden & Pet Company	Ba2	BB+
997,478	Term Loan, 4.840%-4.851%, maturing May 15, 2009			1,006,206
	Coinmach Corporation	B2	B
4,850,000	Term Loan, 6.125%, maturing July 25, 2009			4,916,688
	Coinstar, Inc.	Ba3	BB-
2,695,297	Term Loan, 5.130%, maturing July 07, 2011			2,735,726
	Culligan International Company	B1	B+
2,500,000	Term Loan, 5.590%, maturing September 30, 2011			2,522,395
	Del Laboratories, Inc.	B1	B
2,992,500	Term Loan, 5.210%-5.670%, maturing July 27, 2011			2,986,889
	Domino’s, Inc.	Ba3	B+
5,609,566	Term Loan, 4.875%, maturing June 25, 2010			5,686,697
	Jack In The Box, Inc.	Ba2	BB
3,443,744	Term Loan, 4.640%-5.170%, maturing January 09, 2011			3,473,877
	MD Beauty, Inc.	B2	B
2,000,000	Term Loan, 6.280%-6.370%, maturing February 18, 2012			2,012,500
	N.E.W. Customer Services Companies, Inc.	B1	B+
1,635,659	Term Loan, 6.938%-7.063%, maturing August 01, 2009			1,652,016
	Ruths Chris Steak House, Inc.	NR	NR
1,442,857	Term Loan, 6.250%, maturing March 11, 2011			1,446,464
				37,772,479
Printing and Publishing: 12.9%
	Adams Outdoor Advertising, L.P.	B1	B+
4,754,404	Term Loan, 5.150%, maturing October 18, 2012			4,803,436
	American Achievement Corporation	B1	B+
897,551	Term Loan, 5.581%-7.500%, maturing March 25, 2011			905,405

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Printing and Publishing: (continued)
	American Media Operations, Inc.	Ba3	B+
$946,564	Term Loan, 5.875%, maturing April 01, 2007			$960,171
4,368,534	Term Loan, 5.875%, maturing April 01, 2007			4,431,331
	American Reprographics Company	Ba2	BB
2,013,750	Term Loan, 6.040%-8.000%, maturing June 18, 2009			2,028,853
	American Reprographics Company	B1	B
700,000	Term Loan, 9.915%, maturing December 18, 2009			736,750
	Ascend Media Holdings, LLC	B3	B
1,750,000	Term Loan, 5.850%-5.960%, maturing January 31, 2012			1,752,188
	Canwest Media, Inc.	Ba3	B+
6,380,384	Term Loan, 5.340%, maturing August 15, 2009			6,428,237
	Dex Media East, LLC	Ba2	BB
3,550,177	Term Loan, 4.620%-5.050%, maturing May 08, 2009			3,581,794
5,931,541	Term Loan, 4.620%-5.050%, maturing November 08, 2008			5,971,259
	Dex Media West, LLC	Ba2	BB
3,393,763	Term Loan, maturing 4.870%-5.300%, September 09, 2009			3,413,155
17,287,943	Term Loan, maturing 4.620%-5.050%, March 09, 2010			17,440,405
	Enterprise Newsmedia, LLC	B2	B
3,000,000	Term Loan, 6.100%, maturing June 30, 2012			3,030,000
	Freedom Communications, Inc.	Ba2	BB
4,383,302	Term Loan, 4.570%, maturing May 01, 2013			4,391,520
	IWCO Direct, Inc.	B1	B
1,500,000	Term Loan, 6.360%, maturing January 31, 2011			1,518,750
	Journal Register Company	Ba2	BB
5,368,811	Term Loan, 4.600%-4.690%, maturing August 12, 2012			5,399,849
	Lamar Media Corporation	Ba2	BB-
12,339,444	Term Loan, 4.938%-5.063%, maturing June 30, 2010			12,491,763
	Liberty Group Publishing	B1	B+
2,000,000	Term Loan, 5.375%-6.750%, maturing February 28, 2012			2,010,000
	MC Communications, LLC	B2	B
3,453,333	Term Loan, 7.580%-7.710%, maturing December 31, 2010			3,505,133
	Merrill Communications, LLC	B1	B
2,138,763	Term Loan, 5.611%, maturing July 30, 2009			2,157,477
836,724	Term Loan, 5.611%, maturing July 30, 2009			844,045
	Newspaper Holdings, Inc.	NR	NR
2,500,000	Term Loan, 5.125%-5.188%, maturing August 24, 2011			2,503,908

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Printing and Publishing: (continued)
	Primedia, Inc.	B2	B
$496,378	Revolver, 5.250%, maturing June 30, 2008			$484,175
6,132,362	Term Loan, 5.875%, maturing June 30, 2009			6,140,027
1,492,500	Term Loan, 7.500%, maturing December 31, 2009			1,504,627
	R.H. Donnelley, Inc.	Ba3	BB
948,178	Term Loan, 4.780%-4.960%, maturing December 31, 2009			955,798
11,769,461	Term Loan, 4.700%-4.880%, maturing June 30, 2011			11,865,759
	Source Media, Inc.	B1	B
3,639,706	Term Loan, 5.343%, maturing November 08, 2011			3,687,477
	Transwestern Publishing Company	B1	B+
5,601,375	Term Loan, 5.313%-7.000%, maturing February 25, 2011			5,618,005
	Transwestern Publishing Company	B3	B1
3,960,008	Term Loan, 6.800%-7.601%, maturing February 25, 2012			4,006,416
	Visant Holding Corporation	B1	B+
10,961,000	Term Loan, 5.190%, maturing October 04, 2011			11,051,198
	Ziff Davis Media, Inc.	B3	CCC+
1,500,000	Floating Rate Note, 9.150%, maturing May 01, 2012			1,440,000
				137,058,911
Radio and TV Broadcasting: 6.5%
	Block Communications, Inc.	NR	NR
2,775,471	Term Loan, 5.350%, maturing November 15, 2009			2,801,491
	Cumulus Media, Inc.	Ba3	B+
1,775,000	Term Loan, 4.875%, maturing March 28, 2009			1,792,750
3,473,750	Term Loan, 4.875%, maturing March 28, 2010			3,495,461
	Emmis Operating Company	Ba2	B+
9,975,000	Term Loan, 4.840%, maturing November 10, 2011			10,035,957
	Entravision Communications Corporation	B1	B+
750,000	Term Loan, 4.840%, maturing February 24, 2012			755,312
2,500,000	Term Loan, 4.840%, maturing February 24, 2012			2,517,708
	Gray Television, Inc.	Ba2	B+
5,985,000	Term Loan, 4.840%, maturing June 30, 2011			6,056,072
	Mission Broadcasting, Inc.	Ba3	B+
2,432,394	Term Loan, 4.870%, maturing August 14, 2012			2,447,091

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Radio and TV Broadcasting: (continued)
	NEP Supershooters, L.P.	B1	B
$2,985,000	Term Loan, 7.120%-7.210%, maturing February 03, 2011			$3,024,178
1,995,000	Term Loan, 6.690%, maturing February 03, 2011			2,021,184
	Nexstar Broadcasting, Inc.	Ba3	B+
2,567,606	Term Loan, 4.870%, maturing August 14, 2012			2,583,119
	Paxson Communications Corporation	B1	B-
13,000,000	Floating Rate Note, 5.891%, maturing January 15, 2010			13,000,000
	Raycom Media, Inc.	NR	NR
4,750,000	Term Loan, 5.125%, maturing March 31, 2012			4,767,813
	Spanish Broadcasting Systems, Inc.	B1	B+
1,975,000	Term Loan, 6.360%, maturing October 30, 2009			1,977,469
	Susquehanna Media Company	Ba2	BB-
7,000,000	Term Loan, 5.110%-5.250%, maturing March 31, 2012			7,076,566
	Young Broadcasting, Inc.	B1	B
5,000,000	Term Loan, 5.438%-5.688%, maturing November 03, 2012			5,032,290
				69,384,461
Retail Stores: 7.7%
	Advance Stores Company, Inc.	Ba2	BB+
2,555,297	Term Loan, 4.875%-5.000%, maturing September 30, 2010			2,576,058
4,323,169	Term Loan, 4.750%-5.125%, maturing September 30, 2010			4,358,295
	Alimentation Couche-Tard, Inc.	Ba2	BB
1,209,184	Term Loan, 4.875%, maturing December 17, 2010			1,217,875
	Baker & Taylor, Inc.	B1	B
1,057,500	Revolver, 5.331%-5.410%, maturing May 06, 2009			1,046,925
1,000,000	Term Loan, 10.160%, maturing May 06, 2011			1,012,500
	Blockbuster Entertainment Corporation	B1	BB-
10,000,000	Term Loan, 5.500%-6.240%, maturing August 19, 2011			9,930,360
	CSK Automotive, Inc.	Ba3	B+
2,479,975	Term Loan, 4.850%, maturing June 19, 2009			2,505,809
	Dollarama Group, L.P.	B1	B+
3,491,250	Term Loan, 5.440%, maturing November 18, 2011			3,513,070
	Harbor Freight Tools, Inc.	B1	B+
8,465,000	Term Loan, 5.590%-5.770%, maturing July 31, 2010			8,496,744
	Jean Coutu Group, Inc.	B1	BB
9,925,000	Term Loan, 5.500%, maturing July 30, 2011			10,016,270

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

			Bank Loan Ratings†
Principal Amount		Borrower/Tranche Description	Moody’s	S&P	Value
Retail Stores: (continued)
		Mapco Express, Inc.	B2	B+
$2,500,000		Term Loan, 7.750%, maturing May 28, 2011			$2,525,000
		Movie Gallery, Inc.	B1	B+
7,500,000		Term Loan, 6.140%, maturing April 27, 2011			7,579,688
		Nebraska Book Company, Inc.	B2	B
2,475,000		Term Loan, 5.600%-5.880%, maturing March 04, 2011			2,504,391
		Oriental Trading Company, Inc.	B1	B+
3,246,352		Term Loan, 5.625%, maturing August 06, 2010			3,256,496
		Oriental Trading Company, Inc.	B3	B-
2,250,000		Term Loan, 7.875%, maturing January 08, 2011			2,244,375
		Pantry, Inc.	B1	B+
8,060,870		Term Loan, 5.360%, maturing March 12, 2011			8,133,925
		Rite Aid Corporation	NR	NR
1,985,000		Term Loan, 4.840%-4.850%, maturing August 31, 2009			1,997,406
		Travelcenters of America, Inc.	Ba3	BB
9,000,000		Term Loan, 4.380%-4.900%, maturing November 18, 2011			9,106,875
					82,022,062
Satellite: 1.1%
		Panamsat Corporation	Ba3	BB+
11,909,639		Term Loan, 5.310%, maturing August 20, 2011			12,060,224
					12,060,224
Telecommunications Equipment: 1.9%
		AAT Communications Corporation	B1	B-
3,990,000		Term Loan, 5.770%-5.800%, maturing January 16, 2012			4,027,406
		SBA Senior Finance, Inc.	B1	CCC+
5,200,650		Term Loan, 5.520%-6.130%, maturing October 31, 2008			5,246,156
		Spectrasite Communications, Inc.	Ba3	BB-
7,975,000		Term Loan, 4.520%, maturing May 19, 2012			7,984,969
		Syniverse Holding, LLC	Ba3	BB-
3,491,250		Term Loan, 5.040%-5.190%, maturing February 15, 2012			3,473,794
					20,732,325
Textiles and Leather: 1.0%
	(2)	Galey & Lord, Inc.	NR	NR
2,635,958	(3)	Term Loan, maturing September 05, 2009			557,945
		Malden Mills Industries, Inc.	NR	NR
2,573,615	(3)	Term Loan, maturing October 01, 2008			514,723
634,681	(3)	Term Loan, maturing October 01, 2008
		Polymer Group, Inc.	B2	B+
2,807,500		Term Loan, 5.780%, maturing April 27, 2010			2,844,932

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Textiles and Leather: (continued)
	Propex Fabrics, Inc.	B3	B+
$1,481,250	Term Loan, 5.520%, maturing November 30, 2011			$1,484,953
	Springs Industries, Inc.	Ba3	BB+
2,992,500	Term Loan, 5.875%, maturing December 24, 2010			2,999,981
	St. John Knits International, Inc.	B1	B+
1,000,000	Term Loan, 5.563%-5.625%, maturing March 18, 2012			1,011,875
	William Carter Company	Ba3	BB+
843,413	Term Loan, 5.025%-5.343%, maturing September 30, 2008			856,065
				10,270,474
Utilities: 7.6%
	Allegheny Energy Supply Company	Ba3	BB
13,187,010	Term Loan, 5.590%-5.880%, maturing March 08, 2011			13,332,621
	Calpine Corporation	B3	B-
2,927,689	Term Loan, 8.891%, maturing July 16, 2007			2,233,826
	Cogentrix Delaware Holdings, Inc.	Ba2	BB+
7,000,000	Term Loan, 4.880%, maturing April 14, 2012			7,034,125
	Coleto Creek WLE, L.P.	Ba2	BB
942,138	Term Loan, 7.250%, maturing June 30, 2011			950,382
	Coleto Creek WLE, L.P.	Ba3	BB-
1,000,000	Term Loan, 8.50%, maturing June 30, 2012			1,013,750
	Dynegy Holdings, Inc.	B2	BB-
2,977,500	Term Loan, 7.090%, maturing May 27, 2010			2,992,760
	KGen, LLC	B2	B
5,000,000	Term Loan, 5.635%, maturing August 01, 2011			4,900,000
	Northwestern Corporation	Ba1	BB
747,500	Term Loan, 4.840%, maturing November 01, 2011			758,401
	NRG Energy, Inc.	Ba3	BB
2,734,375	Term Loan, 4.868%, maturing December 24, 2011			2,756,592
3,506,836	Term Loan, 4.968%-5.255%, maturing December 24, 2011			3,535,329
	Pike Electric, Inc.	B1	BB-
3,900,000	Term Loan, 5.375%, maturing July 01, 2012			3,959,721
2,343,333	Term Loan, 5.375%, maturing December 10, 2012			2,378,483
	Reliant Energy Resources Corporation	B1	B+
13,965,000	Term Loan, 5.465%-6.089%, maturing April 30, 2010			14,016,126
	Riverside Energy Center, LLC	Ba3	BB-
276,115	Term Loan, 3.090%, maturing June 24, 2010			283,018

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

		Bank Loan Ratings†
Principal Amount	Borrower/Tranche Description	Moody’s	S&P	Value
Utilities: (continued)
$3,537,749	Term Loan, 7.440%, maturing June 24, 2011			$3,626,193
2,513,231	Term Loan, 7.440%, maturing June 24, 2011			2,576,062
	Texas Genco, LLC	Ba2	BB
4,384,615	Term Loan, 5.060%, maturing December 14, 2011			4,424,353
10,588,846	Term Loan, 5.010%-5.093%, maturing December 14, 2011			10,684,813
				81,456,555
	Total Senior Loans (Cost $2,031,100,722)			2,032,719,457

Other Corporate Debt: 0.5%

Finance: 0.5%
	Value Asset Management, Inc.	B3	B
5,954,306	Senior Subordinated Bridge Note, 14.250%, maturing August 31, 2005			5,857,548
				5,857,548
Home and Office Furnishings: 0.0%
	MP Holdings, Inc.	NR	NR
45,229	Subordinated Note, 10.000%, maturing March 14, 2007			42,967
				42,967
	Total Other Corporate Debt (Cost $5,954,306)			5,900,515

Equities and Other Assets: 2.4%

	Description	Value
(@)	Acterna, LLC (85,722 Common Shares)	3,885,778
(@), (R)	Acterna, Inc. - Contingent Right	—
(1), (@), (R)	Allied Digital Technologies Corporation (Residual Interest in Bankruptcy Estate)	186,961
(@), (R)	AM Cosmetics Corporation (Liquidation Interest)	50
(@), (R)	Block Vision Holdings Corporation (571 Common Shares)	—
(2), (@), (R)	Boston Chicken, Inc. (Residual Interest in Boston Chicken Plan Trust)	6,001,312
(@), (R)	Cedar Chemical (Liquidation Interest)	—
(@), (R)	Covenant Care, Inc. (Warrants for 19,000 Common Shares, Expires January 13, 2005)	—
(@), (R)	Covenant Care, Inc. (Warrants for 26,901 Common Shares, Expires March 31, 2013)	—
(@), (R)	Decision One Corporation (350,065 Common Shares)	—
(2), (@), (R)	Electro Mechanical Solutions (Residual Interest in Bankruptcy Estate)	1,112
(@), (R)	Enginen Realty (857 Common Shares)	—

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

	Description	Value
(@), (R)	Enterprise Profit Solutions (Liquidation Interest)	$—
(@), (R)	EquityCo, LLC (Warrants for 28,782 Common Shares)	—
(4), (@), (R)	Euro United Corporation (Residual Interest in Bankruptcy Estate)	2,335,366
(@), (R)	Galey & Lord, Inc. (203,345 Common Shares)	—
(@), (R)	Gate Gourmet Borrower, LLC (Warrants for 101 Common Shares)	—
(@), (R)	Gemini Leasing, Inc. (143,079 common shares)	—
(2), (@), (R)	Grand Union Company (Residual Interest in Bankruptcy Estate)	54,523
(@)	Hayes Lemmerz International, Inc. (73,835 Common Shares)	479,928
(@)	Hayes Lemmerz International, Inc. (246 Preferred Shares)	1,599
(@), (R)	Holmes Group, Inc. (2,303 Common Shares)	2,280
(2), (@), (R)	Humphreys, Inc. (Residual Interest in Bankruptcy Estate)	—
(2), (@), (R)	Imperial Home Décor Group, Inc. (300,141 Common Shares)	1
(2), (@), (R)	Imperial Home Décor Group, Inc. (Liquidation Interest)	—
(2), (@), (R)	Insilco Technologies (Residual Interest in Bankruptcy Estate)	2,619
(@), (R)	Intera Group, Inc. (864 Common Shares)	—
(2), (@), (R)	IT Group, Inc. (Residual Interest in Bankruptcy Estate)	65,677
(2), (@), (R)	Kevco, Inc. (Residual Interest in Bankruptcy Estate)	147,443
(2), (@), (R)	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	—
(@), (R)	London Clubs International (Warrants for 241,499 Common Shares, Expires February 27, 2011)	459,925
(@), (R)	Malden Mills Industries, Inc. (436,865 Common Shares)	—
(@), (R)	Malden Mills Industries, Inc. (1,427,661 Preferred Shares)	—
(@)	Maxim Crane Works (56,322 Common Shares)	1,316,241
(@), (R)	Morris Material Handling, Inc. (481,373 Common Shares)	1,675,178
(@), (R)	MP Holdings, Inc. (590 Common Shares)	6
(@), (R)	Murray’s Discount Auto Stores, Inc. (Escrow Interest)	40,136
(@), (R)	Neoplan USA Corporation (17,348 Common Shares)	—
(@), (R)	Neoplan USA Corporation (1,814,180 Series B Preferred Shares)	—
(@), (R)	Neoplan USA Corporation (1,084,000 Series C Preferred Shares)	—
(@), (R)	Neoplan USA Corporation (3,524,300 Series D Preferred Shares)	—
(@), (R)	New Piper Aircraft, Inc. (Residual Interest in Litigation Proceeds)	—
(@), (R)	New World Restaurant Group, Inc. (Warrants for 4,489 Common Shares, Expires June 15, 2006)	61,589
(@), (R)	Norwood Promotional Products, Inc. (72,238 Common Shares)	—
(@), (R)	Safelite Glass Corporation (810,050 Common Shares)	8,359,716
(@), (R)	Safelite Realty Corporation (54,679 Common Shares)	300,735
(@), (R)	Soho Publishing (17,582 Common Shares)	176
(@), (R)	Targus Group, Inc. (Warrants for 66,824 Common Shares, Expires December 6, 2012)	—
(1), (@), (R)	Transtar Metals (Residual Interest in Bankruptcy Estate)	—
(1), (@), (R)	TSR Wireless, LLC (Residual Interest in Bankruptcy Estate)	—

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

 PORTFOLIO OF INVESTMENTS as of May 31, 2005 (Unaudited) (continued)

	Description		Value
(2), (@), (R)	U.S. Aggregates (Residual Interest in Bankruptcy Estate)		$—
(2), (@), (R)	U.S. Office Products Company (Residual Interest in Bankruptcy Estate)		—
	Total for Equity and Other Assets (Cost $21,508,590)		25,378,351

	Total Investments (Cost $2,058,563,618)(6)	193.6%	$2,063,998,323
	Preferred Shares and Liabilities in Excess of Cash and Other Assets — Net	(93.6)	(997,718,057)
	Net Assets	100.0%	$1,066,280,266

(@)	Non-income producing security
(R)	Restricted security
*

Senior loans, while exempt from registration under the Security Act of 1933, as ameded contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate (“LIBOR”) and other short-term rates.

NR	Not Rated
†	Bank Loans rated below Baa3 by Moody’s Investor Services, Inc. or BBB- by Standard & Poor’s Group are considered to be below investment grade.
(1)	The borrower filed for protection under Chapter 7 of the U.S. Federal bankruptcy code.
(2)	The borrower filed for protection under Chapter 11 of the U.S. Federal bankruptcy code.
(3)	Loan is on non-accrual basis.
(4)	The borrower filed for protection under the Canadian Bankruptcy and Insolvency Act.
(5)	Trade pending settlement. Contract rates do not take effect until settlement date.
(6)	For federal income tax purposes, the cost of investment is $2,060,586,102 and net unrealized appreciation consists of the following:

Gross Unrealized Appreciation	$33,559,025
Gross Unrealized Depreciation	(30,128,804)
Net Unrealized Appreciation	$3,430,221

See Accompanying Notes to Financial Statements

Item 2. Controls and Procedures.

(a)   Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)   There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): ING Prime Rate Trust

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	July 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James M. Hennessy
James M. Hennessy
President and Chief Executive Officer

Date:	July 29, 2005

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date:	July 29, 2005